NOTE 13 - Share based compensation: Schedule of Outstanding options (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Outstanding options
Options Outstanding			Options Exercisable
at December 31, 2024	Exercise Price	Expiry Date	at December 31, 2024
517,091	$3.57 (CAD 4.90)	June 9, 2030	517,091
4,286	$3.83 (CAD 5.25)	June 10, 2030	4,286
354,572	$3.83 (CAD 5.25)	July 29, 2030	354,572
20,001	$3.83 (CAD 5.25)	September 10, 2030	20,001
27,143	$3.45 (CAD 4.72)	November 9, 2030	27,143
76,287	$4.85 (CAD 6.65)	December 23, 2030	76,287
19,000	$9.19 (CAD 12.60)	January 12, 2031	19,000
4,572	$10.9 (CAD 15.05)	January 29, 2031	4,572
7,600	$12.76 (CAD 17.5)	February 8, 2031	7,600
171,429	$16.85 (CAD 23.10)	February 25, 2031	171,429
25,143	$13.00 (CAD 17.85)	March 22, 2031	25,143
6,944	$11.48 (CAD 15.75)	July 9, 2031	6,944
19,999	$8.68 (CAD 11.90)	October 8, 2031	19,999
11,429	$8.80 (CAD 12.07)	October 21, 2031	11,429
1,806	$10.20 (CAD 14.00)	October 29, 2031	1,806
24,286	$9.57 (CAD 13.30)	November 29, 2031	24,286
13,772	$8.92 (CAD 12.25)	March 22, 2032	13,201
8,287	$8.68 (CAD 11.90)	May 6, 2032	6,906
38,856	$6.13 (CAD 8.40)	July 4, 2032	30,979
857	$5.87 (CAD 8.05)	July 8, 2032	857
150,109	$8.17 (CAD 11.20)	September 9, 2032	143,966
4,143	$7.15 (CAD 9.80)	October 21, 2032	4,048
11,000	$7.40 (CAD 10.15)	February 3,2033	6,714
10,000	$5.60 (CAD 7.70)	March 10,2033	8,750
52,858	$6.64 (CAD 9.10)	April 20,2033	34,881
8,571	$5.30 (CAD 7.35)	June 1,2033	4,286
8,571	$4.34 (CAD 5.95)	August 17,2033	3,571
82,642	$5.10 (CAD 7.00)	December 7,2033	32,667
8,571	$5.36 (CAD 7.35)	December 14,2033	2,857
13,600	$5.95 (CAD 7.88)	February 20, 2026	13,600
2,857	$5.95 (CAD 7.88)	February 20, 2034	1,071
8,571	$7.35 (CAD 9.98)	March 22, 2027	857
14,286	$7.35 (CAD 9.98)	June 22, 2027	2,597
44,524	$7.35 (CAD 9.98)	March 22, 2034	14,311
16,429	$6.65 (CAD 8.93)	May 31, 2034	2,738
111,998	$5.9 (CAD 8.48)	November 15, 2034	-
1,902,090			1,620,445